Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2020

PORTFOLIO OF INVESTMENTS (unaudited)

Tax-Exempt Municipal Securities — 150.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.8%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,390	$1,808,890

		$1,808,890

Education — 1.1%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$585	$611,582
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	400	449,300
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	505,939
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	262,233
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	627,549

		$2,456,603

Electric Utilities — 4.6%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,714,500

		$10,714,500

Escrowed/Prerefunded — 19.1%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	$2,500	$2,799,825
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/27	1,000	1,033,480
Fresno Unified School District, CA, (Election of 2010), Prerefunded to 8/1/24, 0.00%, 8/1/30	800	595,472
Fresno Unified School District, CA, (Election of 2010), Prerefunded to 8/1/24, 0.00%, 8/1/31	955	676,131
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,909,976
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	202,471
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,643,073
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	675,456
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	9,207,935
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	11,030,800
Tempe Union High School District No. 213, AZ, Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,616,304
Tempe Union High School District No. 213, AZ, Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,781,172

		$44,172,095

General Obligations — 29.4%
Chicago Board of Education, IL, 5.00%, 12/1/26	$3,000	$3,354,570
Chicago Board of Education, IL, 5.00%, 12/1/27	500	560,335

Security	Principal Amount (000’s omitted)	Value
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,548,528
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	808,880
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	817,090
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,865,082
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,907,405
Detroit, MI, 5.00%, 4/1/27	1,700	1,858,151
Illinois, 5.00%, 11/1/29	1,500	1,604,895
Illinois, 5.00%, 5/1/33	3,200	3,311,840
Illinois, 5.00%, 5/1/39	1,165	1,188,545
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,523,650
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,774,600
Portland Community College District, OR, 3.25%, 6/15/32(2)	10,250	10,719,450
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,173,435
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	927,363
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	11,166,200
Washington, 4.00%, 7/1/29(2)	10,000	10,853,900

		$67,963,919

Hospital — 12.7%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	$10,000	$11,135,100
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,252,301
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	510,255
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,130,200
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,037,796
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(2)	10,000	10,627,900
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,651,650

		$29,345,202

Housing — 4.9%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$1,020	$1,066,706
Virginia Housing Development Authority, 3.625%, 1/1/31(2)	10,000	10,411,200

		$11,477,906

Industrial Development Revenue — 8.0%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,489,698
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	567,767
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,154,260
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,558,250
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,355	1,408,102
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	3,000	3,081,570
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,130	1,231,078

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	$3,000	$3,232,530
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	555	592,951
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	116,121

		$18,432,327

Insured-Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$500	$520,215
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,202,900

		$5,723,115

Insured-General Obligations — 3.3%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$311,773
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,134,320
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,389,260
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,349,162
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	512,145

		$7,696,660

Insured-Special Tax Revenue — 1.3%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,475,664
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,625,351

		$3,101,015

Insured-Transportation — 4.7%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$936,892
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,496,579
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	7,253,717
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,168,510

		$10,855,698

Insured-Water and Sewer — 2.7%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$697,121
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	849,684
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	674,830
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	3,097,012
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,020,300

		$6,338,947

Lease Revenue/Certificates of Participation — 2.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,086,660
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/28	3,000	3,521,790
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/30	1,000	1,167,370

		$5,775,820

Other Revenue — 5.0%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$784,798
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(2)	10,000	10,744,600

		$11,529,398

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 10.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$245,401
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,494,178
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	284,575
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), Prerefunded to 5/15/23, 5.00%, 5/15/30	410	456,277
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/27	250	279,197
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/28	250	277,690
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	148,445
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,872,210
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,100,481
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	331,548
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,309,545
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,565,445
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,248,084
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	782,036
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	924,906
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	610,439
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,319,820
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,254,360
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,148,785
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	315	329,597
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	708,768
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	380	395,542
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,123,563
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	941,049
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	374,877
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	525,720
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	785,527
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,303,860

		$25,141,925

Special Tax Revenue — 16.6%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,393,700

Security	Principal Amount (000’s omitted)	Value
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	$750	$781,433
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	934,657
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,706,600
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,707,960
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(2)	2,000	2,263,240
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(2)	5,680	6,391,647
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(2)	2,120	2,366,514

		$38,545,751

Student Loan — 2.5%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$345	$355,184
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,408,270
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	765	790,100
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,125	1,193,085

		$5,746,639

Transportation — 11.5%
Foothill/Eastern Transportation Corridor Agency, CA, 5.00%, (0.00% until 1/15/24), 1/15/27	$2,000	$2,070,160
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	926,928
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,734,480
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,312,840
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,504,810
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	844,155
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,464,222
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,346,200
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,513,000

		$26,716,795

Water and Sewer — 5.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$5,750,250
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	7,500	7,952,850

		$13,703,100

Total Tax-Exempt Municipal Securities — 150.0% (identified cost $321,167,697)		$347,246,305

Taxable Municipal Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.9%
Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,417,533
Chicago, IL, 7.375%, 1/1/33	1,000	1,145,590
Chicago, IL, 7.781%, 1/1/35	1,675	1,990,922

		$6,554,045

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.7%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$3,960,810

		$3,960,810

Total Taxable Municipal Securities — 4.6% (identified cost $8,398,457)		$10,514,855

Total Investments — 154.6% (identified cost $329,566,154)		$357,761,160

Other Assets, Less Liabilities — (54.6)%		$(126,290,501)

Net Assets — 100.0%		$231,470,659

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	13.4%
California	11.2%
Texas	10.8%
Others, representing less than 10% individually	64.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $12,239,346 or 5.3% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$347,246,305	$—	$347,246,305
Taxable Municipal Securities	—	10,514,855	—	10,514,855
Total Investments	$—	$357,761,160	$—	$357,761,160

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.